General (Narrative) (Details) € in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
	Jun. 06, 2022	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)		Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of associates [line items]
Aggregate repayment amount		€ 19,764	$ 20,534	[1]	€ 30,730	€ 30,730
Series C Debentures [Member]
Disclosure of associates [line items]
Borrowings, adjustment to interest rate basis	0.25%
Borrowings, interest rate basis	3.3
Interest rate	3.55%
Groen Gas Goor B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year		3 million	3 million
Groen Gas Oude Tonge B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year		3.8 million	3.8 million
Groen Gas Gelderland B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year		9.5 million	9.5 million
Groen Gas Gelderland B V [Member] | Licenses [Member]
Disclosure of associates [line items]
Green gas production capacity per year		7.5 million	7.5 million
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest		9.375%	9.375%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest		51.00%	51.00%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest		83.333%	83.333%

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)